Capital stock - Voting Common Shares (Details) - CAD ($)	May 31, 2023	Aug. 31, 2022	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Capital stock
Issued capital	$ 46,851,134	$ 43,441,591		$ 42,834,982
Capital stock
Capital stock
Shares outstanding	9,931,985	8,417,923	8,390,581	8,324,861	4,585,001	3,275,555